Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Consolidation
The accompanying consolidated financial statements include the accounts of MarketWise and its wholly owned subsidiaries. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. All intercompany balances and transactions have been eliminated in consolidation.
The accompanying statements of operations include expenses for certain functions historically performed by a related party, including general corporate services, such as legal, accounting, treasury, information technology, human resources and administration. These expenses are based primarily on direct usage when identifiable, direct capital expenditures or other relevant allocations during the respective periods. We believe the assumptions underlying the accompanying consolidated financial statements, including the assumptions regarding these expenses from this related party, are reasonable. Actual results may differ from these expenses, assumptions and estimates. The amounts recorded in the accompanying consolidated financial statements are not necessarily indicative of the actual amount of such indirect expenses that would have been recorded had we been a separate independent entity.
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions made in the accompanying financial statements include, but are not limited to, the fair value of common units, derivatives, warrants, valuation of assets acquired and liabilities assumed in business combinations, useful lives of intangible assets with definite lives, benefit period of deferred contract acquisition costs, grant-date fair value of equity awards, determination of standalone selling prices, estimated life of lifetime customers, recoverability of goodwill and long-lived assets, valuation allowances on deferred tax assets, the incremental borrowing rates to calculate lease liabilities and right-of-use (“ROU”) assets and certain accruals. We evaluate our estimates and assumptions on an ongoing basis using historical experience and other factors and adjust those estimates and assumptions when facts and circumstances dictate. Actual results could differ from those estimates.
Emerging Growth Company
We are an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and we may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. We have elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, we, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of our audited financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Variable Interest Entity
The usual condition for a controlling financial interest is ownership of a majority of the voting interests of an entity. However, a controlling financial interest may also exist through arrangements that do not involve controlling voting interests when an entity is insufficiently capitalized, or when an entity is not controlled through its voting interests, which is referred to as a variable interest entity (“VIE”).
We evaluate our ownership, contractual and other interests in entities to determine if we have a variable interest in an entity. These evaluations are complex, involve judgment, and the use of estimates and assumptions based on available historical information, among other factors. If we hold a contractual or ownership interest in an entity and we determine that the entity is a VIE and that we are determined to be the primary beneficiary, we consolidate such entity in our consolidated financial statements. The primary beneficiary of a VIE is the party that meets both of the following criteria: (1) has the power to make decisions that most significantly affect the economic performance of the VIE; and (2) has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to the VIE. Periodically, we determine whether any changes in the interest or relationship with the entity impact the determination of whether we are still the primary beneficiary. If we are not deemed to be the primary beneficiary in a VIE, we account for the investment or other variable interests in a VIE in accordance with applicable GAAP. We have determined that Stansberry Pacific Research is a VIE and that we are the primary beneficiary of Stansberry Pacific Research since we have the ability to direct the activities of the VIE and have the obligation to absorb the loss or the right to receive the benefit. Refer to Variable Interest Entities note for further information.
Segment Information
Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by our chief operating decision-maker (“CODM”) in deciding how to allocate resources and assess performance. Our Chief Executive Officer serves as the CODM.
Based on the financial information presented to and reviewed by our CODM in assessing our performance and for the purposes of allocating resources, we have determined our operating subsidiaries represent individual operating segments with similar economic characteristics that meet the criteria for aggregation into a single reporting segment for financial statement purposes. Accordingly, we have a single reportable segment.
Long-lived assets outside the United States were immaterial as of December 31, 2021 and 2020.
Cash and Cash Equivalents and Restricted Cash
We consider all financial instruments purchased with an original maturity of three months or less at the time of purchase to be cash equivalents. Our cash equivalents are composed of money market funds and certificates of deposit.
We hold certain restricted cash with credit card processors as reserves for chargebacks and refunds. As the reserves are based on our credit card receivables which are collected within twelve months of each reporting period, the restricted cash has been included in current assets on the consolidated balance sheets.
Accounts Receivable, Net
Our accounts receivable primarily consist of receivables from third-party credit card providers which are stated at net realizable value. We did not record an allowance for doubtful accounts for the years ended December 31, 2021 and 2020.
Concentration of Credit Risk and Other Risks and Uncertainties
Financial instruments that potentially subject us to significant concentrations of credit risk consist primarily of cash. We maintain deposits in federally insured financial institutions in excess of federally insured limits. We are exposed to credit risk in the event of a default by the financial institutions holding our cash to the extent recorded on the consolidated balance sheets. Management believes we are not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held.
No individual customer accounted for more than 10% of revenue for the years ended December 31, 2021, 2020 and 2019.
Derivative Financial Instruments
From time to time, we utilize instruments which may contain embedded derivative instruments as part of our overall strategy to compensate and retain key employees and independent contractors (see Derivative Financial Instruments note below for additional information). Our derivative instruments are recorded at fair value on the consolidated balance sheets. Our derivative instruments have not been designated as hedges; therefore, both realized and unrealized gains and losses are recognized in earnings. For the purposes of cash flow presentation, realized and unrealized gains or losses are included within cash flows from operating activities. Upfront cash payments received upon the issuance of derivative instruments are included within cash flows from financing activities within the consolidated statements of cash flows.
Property and Equipment, Net
Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets. Leasehold improvements are amortized using the straight-line method over the shorter of the related asset’s estimated useful life or the remaining term of the lease. Maintenance and repairs are charged to operations as incurred. Upon sale or retirement of assets, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operations.
Business Combinations
We allocate the fair value of purchase consideration to the tangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated fair values as of the acquisition date. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Significant estimates in valuing assets acquired and liabilities assumed include, but are not limited to, future expected cash flows from acquired customers, trade names, acquired technology and deferred revenue from a market participant perspective, as well as determining useful lives and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and as a result, actual results may differ from estimates. During the measurement period, which is up to one year from the acquisition date, we may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period, any subsequent adjustments are recorded in earnings.
Goodwill and Intangible Assets
Goodwill
Goodwill represents the excess of the aggregate fair value of the consideration transferred in a business combination over the fair value of the assets acquired, net of liabilities assumed. Goodwill is not amortized but is evaluated for impairment annually, or more frequently if events or changes in circumstances indicate the goodwill may be impaired. Our annual impairment testing date is the first day of the fourth quarter.
Events or changes in circumstances which could trigger an impairment review include significant changes in the manner of our use of the acquired assets or the strategy for our overall business, significant negative industry or economic trends, significant underperformance relative to historical or projected future results of operations, a significant adverse change in the business climate, an adverse action or assessment by a regulator, unanticipated competition or a loss of key personnel. We have the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, including goodwill. If, after assessing the totality of events or circumstances, we determine it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then additional impairment testing is not required. However, if we conclude otherwise, then we are required to perform the first of a two-step impairment test.
The first step involves comparing the estimated fair value of the reporting unit with its respective carrying amount, including goodwill. If the estimated fair value exceeds the carrying amount, goodwill is considered not to be impaired and no additional steps are necessary. If, however, the fair value of the reporting unit is less than the carrying amount, then a second step is required that compares the carrying amount of the goodwill with its implied fair value. The estimate of implied fair value of goodwill may require valuations of certain internally generated and unrecognized intangible and tangible net assets. If the carrying amount of goodwill exceeds the implied fair value of the goodwill, then an impairment loss is recognized in an amount equal to the excess.
No goodwill impairment charges have been recorded during the years ended December 31, 2021, 2020 and 2019.
Intangible Assets, Net
Intangible assets, net consists primarily of identifiable intangible assets that are subject to amortization such as developed technology, customer relationships, and trade names resulting from our acquisitions. Intangible assets arising from acquisitions are recorded at fair value on the date of acquisition and amortized over their estimated economic lives on a straight-line basis which approximates the pattern in which the economic benefits of the assets will be consumed. Intangible assets are presented net of accumulated amortization in the consolidated balance sheet.
Cryptocurrencies
We purchased cryptocurrencies during the year ended December 31, 2018 primarily to be redeemed by customers as part of certain marketing campaigns. We recognized our portfolio of cryptocurrencies as intangible assets since cryptocurrencies are not considered cash and cash equivalents and do not have physical substance. We believe that the cryptocurrencies have an indefinite life since there are no significant legal, regulatory, contractual or economic factors that would limit the cryptocurrencies’ useful life.
Our indefinite-lived cryptocurrency holdings are not amortized but are evaluated for impairment annually, or more frequently if events or changes in circumstances indicate the carrying amount may not be recoverable. We utilize the quoted market values of the cryptocurrencies in the impairment test on the cryptocurrency holdings. We sold cryptocurrencies on hand after the marketing campaigns ended and recognized gains of $105, $0 and $605 during the years ended December 31, 2021, 2020 and 2019, respectively, in other income, net on the consolidated statement of operations.
The cash flows associated with the cryptocurrencies are recognized in the consolidated statement of cash flows as operating activities due to the nature of the transactions.
Impairment of Long-Lived Assets
Long-lived assets are reviewed for indications of possible impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability is measured by comparison of the carrying amounts to the future undiscounted cash flows attributable to these assets or asset groups. An impairment loss is recognized to the extent an asset group is not recoverable, and the carrying amount exceeds the projected discounted future cash flows arising from these assets. There were no impairments of long-lived assets for any of the periods presented.
Revenue Recognition
We recognize revenue in accordance with Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) and the related amendments (“ASC 606”).
We determine revenue recognition through the following steps:
•Identify the contract, or contracts, with a customer;
•Identify the performance obligations in the contract;
•Determine the transaction price;
•Allocate the transaction price to the performance obligations in the contract; and
•Recognize revenue when, or as, a performance obligation is satisfied
Research and software-as-a-service (“SaaS”) subscriptions
We primarily earn revenue from services provided in delivering subscription-based financial research, publications and SaaS offerings to individual customers through our online platforms. Revenues are recognized evenly over the duration of the subscriptions, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. Customers are typically billed in advance of the subscriptions.
We also offer lifetime subscriptions where we receive an upfront payment upon entering into the contract and receive a lower amount annually (a “maintenance fee”) thereafter. The right to discounts on future maintenance fee payments is considered a material right which is recognized as revenue when the customer exercises the option or when the option expires. Certain upfront fees on lifetime subscriptions are paid in installments, generally over a twelve-month period. We recognize revenue related to lifetime subscriptions over the estimated customer lives. We have determined the estimated life of lifetime customers based on historic customer attrition rates.
Advertising and other
We earn revenue from the sale of advertising placements on our websites. We also earn revenue from the sale of print products and events, such as webinars and conferences. In addition we recognize revenue related to the sharing of our customer lists with other companies, including related parties, where we earn a fee for each successful sale the other company generates from our list (“revenue share”).
Performance Obligations
A performance obligation is a promise in a contract to transfer a distinct good or service to the customer, and is the unit of account in ASC 606. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied.
We have also offered customers the option to redeem a certain value of cryptocurrencies as part of certain marketing campaigns. These offers are considered to be material rights for our customers and we allocate a portion of the transaction price to the material right performance obligation. Revenue associated with the material rights is recognized when the customer exercises the option or when the option expires.
Our performance obligations are satisfied over time as subscriptions are available to customers or at a point-in-time as products are delivered to customers. Accordingly, revenue from subscription services is recognized over the duration of the subscription. Our advertising performance obligations are satisfied at a point-in-time, and revenue is recognized when impressions are delivered. Revenue from products is recognized at a point-in-time when delivered. Revenue from events is recognized over the duration of the event.
In addition, we recognize revenue from sharing our customer lists with related parties and other third-party companies. We apply the sales-based or usage-based royalty exception to sales of functional intellectual property. Revenue is recognized at a point-in-time as fees are earned on successful sales from the customer lists.
Contracts with Multiple Performance Obligations
Our contracts with customers may include multiple performance obligations if subscription services are sold with other subscriptions, products or events within one contract. For such contracts, we allocate the transaction price to each performance obligation based on its relative standalone selling price. We generally determine standalone selling prices based on the prices charged to customers on a standalone basis.
Contract Balances
A contract asset is defined as an entity's right to consideration for goods or services that the entity has transferred to a customer but customer payment is contingent on a future event. A contract liability is defined to occur if the customer's payment of consideration precedes the entity's performance and represents the entity's obligation to transfer goods or services to a customer for which the entity has received consideration. Timing of revenue recognition may differ from the timing of invoicing to customers. We record a receivable when revenue is recognized prior to invoicing, or deferred revenue when revenue is recognized subsequent to invoicing. No other contract assets are recorded on our consolidated balance sheets as of December 31, 2021 and 2020.
Deferred revenue is primarily comprised of unearned revenue related to subscription services. Subscribers typically pay all or a portion of the subscription fees by credit card prior to the start of the subscriptions. Contract receivables are presented as accounts receivable due to processing time with credit card providers.
Subscribers may be able to cancel certain subscriptions for a full or pro-rated refund for a certain period of time which is generally between 30 and 90 days after the start of their subscriptions. After the refund period, we have no obligation to refund any of the consideration received. Refund obligations are a significant estimate which we recognize as of each reporting period based on historical trends and record a contract liability for this amount in other current liabilities on the consolidated balance sheets.
Assets Recognized from Costs to Obtain a Contract with a Customer
We capitalize incremental costs that are directly related to the acquisition or renewal of customer contracts, to the extent that the costs are expected to be recovered and if we expect the benefit of these costs to be longer than one year. We have elected to utilize the practical expedient and expense costs to obtain a contract with a customer when the expected benefit period is one year or less. Our capitalizable incremental costs include sales commissions to employees and fees paid to marketing vendors that are generally calculated as a percentage of the customer sale. We also capitalize revenue share fees that are payable to other companies, including related parties, who share their customer lists with us for each successful sale we make to a customer from their list. Capitalized costs are amortized on a straight-line basis over the shorter of the expected customer life or the expected benefit related directly to those costs, which is approximately four years.
Leases
We follow the provisions of ASU No. 2016-02, Leases (“ASU 2016-02”). We determine if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities, and operating lease liabilities, noncurrent in the consolidated balance sheets. We do not have any finance lease agreements.
ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The operating lease ROU asset includes any lease payments made and excludes payments received for lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that the option will be exercised. Lease expense for lease payments is recognized on a straight-line basis over the lease term. We have lease agreements with lease and non-lease components, which are generally combined.
We have elected, as an accounting policy for leases of real estate, to account for lease and non-lease components in a contract as a single lease component. We elected to use the practical expedient for short-term leases, and therefore do not record right-of-use assets or lease liabilities with lease durations of twelve months or less. Rather, the lease payments for short-term leases are recognized on the consolidated statements of operations on a straight-line basis over the lease term. We have also elected the practical expedient on not separating lease components from nonlease components for our office leases.
Variable payments, such as common area charges, maintenance, insurance and taxes, are primarily based on the amount of space we occupy. These payments in our leases are not dependent on an index or a rate and are excluded from the measurement of the lease liabilities and recognized in the consolidated statements of operations in the period in which the obligation for those payments is incurred. We remeasure our lease payments when the contingency underlying such variable payments is resolved such that some or all of the remaining payments become fixed.
Cost of Revenue
Cost of revenue consists primarily of payroll and payroll-related costs associated with producing and publishing our content, customer service, credit card processing fees, product costs and allocated overhead.
Sales and Marketing
Sales and marketing expenses consist primarily of payroll and payroll-related costs, amortization of deferred contract acquisition costs, allocated overhead, agency costs, advertising campaigns, and branding initiatives. Conferences, webinars and other event costs are expensed during the period in which the event takes place. Other sales and marketing and advertising costs are expensed as they are incurred.
Advertising expense was $144,561, $149,191 and $67,640 for the years ended December 31, 2021, 2020 and 2019, respectively.
Research and Development
Research and development expenses consist primarily of payroll and related costs, allocated overhead, technical services, software expenses, and hosting expenses.
General and Administrative
General and administrative expenses consist primarily of payroll and related costs associated with our finance, legal, information technology, human resources, executive and administrative personnel, legal fees, corporate insurance, office expenses, professional fees, and travel and entertainment costs.
Stock-Based Compensation
Stock-based compensation expenses are included in cost of revenue, sales and marketing, and general and administrative expenses in a manner consistent with the employee’s salary and benefits in the consolidated statements of operations.
2021 Incentive Award Plan
On July 21, 2021, the MarketWise, Inc. 2021 Incentive Award Plan (the “2021 Incentive Award Plan”) became effective. We have reserved a total of 32,045,000 shares of MarketWise Class A common stock for issuance pursuant to the 2021 Incentive Award Plan, and the maximum number of shares that may be issued pursuant to the exercise of incentive stock options granted under the 2021 Incentive Award Plan is 32,045,000, in each case, subject to certain adjustments set forth therein.
The 2021 Incentive Award Plan provides for the grant of stock options, including incentive stock options, or ISOs, and nonqualified stock options, or NSOs; restricted stock; restricted stock units, or RSUs; stock appreciation rights, or SARs; and other stock or cash-based awards.
Equity-based compensation with service conditions is measured based on the grant date fair value of the awards and recognized as compensation expense over the period during which the recipient is required to perform services in exchange for the award (the requisite service period). We have elected to use a straight-line attribution method for recognizing compensation costs relating to awards that have service conditions only. Forfeitures are recorded as they occur.
Class B Units
As more fully described above, we completed our Transactions in July 2021, and all Class B Units fully vested as of the transaction date, and the original operating agreement was terminated and replaced by a new operating agreement consistent with the Company’s Up-C structure. This new operating agreement does not contain the put and call options that existed under the previous operating agreement, and the MarketWise, LLC common units are treated as common equity under the new operating agreement and do not generate stock-based compensation expense.
Prior to the Transactions, under the old operating agreement, and as part of our compensation and retention strategy, we granted incentive compensation units (“Class B Units”) to certain key employees, which are profit interests for United States federal income tax purposes. The Class B Units were accounted for as a substantive class of equity and allowed the recipient to realize value only to the extent that the value of the award appreciated.
The Class B Units contained service-based vesting conditions and had different vesting terms depending upon the employee which ranged from vesting immediately to eight years; vesting was accelerated upon the completion of the Transactions. Compensation cost was recognized on a straight-line basis over the requisite service period until vesting for the entire award, but at least equaled the number of vested units determined by the underlying vesting schedule. Forfeitures were accounted for in the period in which they occur.
The Class B Units were subject to a put and call option whereby we could elect to redeem or be required to redeem these units at a value determined by a predefined formula based on a multiplier of our net income as defined by management. Employees may not exercise the put option until 25 months have elapsed from the issuance date. Since the redemption price is not representative of fair value, the employees are not considered to be subject to the risks and rewards of share ownership, and the Class B Units were classified as liabilities in the accompanying consolidated balance sheet. Prior to the completion of the Transactions, the liability for Class B units was remeasured to fair value at the end of each reporting period.
Since Class B Units were classified as liabilities, all cash distributions made to the unitholders of the Class B Units pursuant to our operating agreement were considered to be stock-based compensation expenses. Upon consummation of the Transactions, the old operating agreement was terminated and a new operating agreement was adopted. This new operating agreement does not contain the put and call options that existed under the previous operating agreement, and the common units are treated as common equity under the new operating agreement and do not generate stock-based compensation expense. See also Note 11, Stock-Based Compensation.
Capitalized Software Development Costs
For internal use software, we capitalize external costs and payroll and payroll-related costs related to employees that developed new or additional software functionality. Costs incurred during the preliminary project and post-implementation stages are expensed as incurred and included in research and development in the consolidated statements of operations. These capitalized costs are amortized using the straight-line method over the software’s expected useful life, which is generally three years.
Capitalized Implementation Costs
Effective January 1, 2018, we adopted ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract and applied the guidance prospectively to eligible costs. Implementation costs incurred in cloud computing hosting arrangements that are service contracts are capitalized and amortized using the straight-line method over the term of the related hosting arrangement and any expected renewal periods. These costs include external direct costs for materials and services and payroll and payroll-related costs of employees devoting time to the project. Software maintenance and training costs are expensed in the period in which they are incurred. The capitalized implementation costs are capitalized within other current assets and other assets on the consolidated balance sheets. We capitalized cloud computing implementation costs for customer-relationship management, revenue management, and enterprise resource planning systems of $287, $356 and $257 for the years ended December 31, 2021, 2020 and 2019, respectively. Amortization expense related to capitalized cloud computing implementation costs was $210, $17 and $64 for the years ended December 31, 2021, 2020 and 2019, respectively.
Fair Value Measurement
Assets and liabilities recorded at fair value on a recurring basis in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. GAAP establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:
Level 1—Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;
Level 2—Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active;
Level 3— Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The carrying amount of our financial instruments, including accounts receivable, trade and other payables, accrued expenses and related party receivables and payables, approximate their respective fair values because of their short maturities. The fair value of stock-based compensation liabilities for Class B Units, the derivatives liabilities associated with our deferred compensation arrangements, and the warrant liabilities were determined using unobservable Level 3 inputs. We have not elected the fair value option for any financial assets and liabilities for which such an election would have been permitted.
Warrant Liability
Warrants are accounted for as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding. As of December 31, 2021, all of our warrants are classified as liabilities.
Foreign Currency Translation
Our VIE is an entity in Singapore, and its functional currency is the local currency. Gains and losses on transactions denominated in currencies other than the functional currency are included in determining net income (loss) for the period. Assets and liabilities of our foreign subsidiary are translated using the exchange rates in effect at the balance sheet date. Results of operations are translated using weighted average exchange rates. Adjustments arising from the translation of our foreign subsidiary’s functional currency into U.S. dollars are reported as foreign currency translation adjustments in accumulated other comprehensive loss in the consolidated statements of members’ deficit.
Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in other income, net in the accompanying consolidated statement of operations when realized. Foreign currency transaction activity was immaterial for the years ended December 31, 2021, 2020 and 2019.
Comprehensive Income (Loss)
Comprehensive income (loss) is currently comprised of changes in foreign currency translation adjustments.
Income Taxes
Prior to the Transactions, we were a pass-through entity for income tax purposes. Subsequent to the Transactions, the portion of earnings allocable to MarketWise, Inc. is subject to corporate level tax rates at the federal, state and local levels. Therefore, the amount of income taxes recorded prior to the Transaction are not representative of the expenses expected in the future.
The computation of the effective tax rate and provision at each interim period requires the use of certain estimates and significant judgment including, but not limited to, the expected operating income for the year, projections of the proportion of income that is subject to tax, permanent differences between our GAAP earnings and taxable income, and the likelihood of recovering deferred tax assets existing as of the balance sheet date. The estimates used to compute the provision for income taxes may change throughout the year as new events occur, additional information is obtained or as tax laws and regulations change. Accordingly, the effective tax rate for future interim periods may vary materially.
We account for income taxes pursuant to the asset and liability method which requires us to recognize current tax liabilities or receivables for the amount of taxes we estimate are payable or refundable for the current year, deferred tax assets and liabilities for the expected future tax consequences attributable to temporary differences between the financial statement carrying amounts and their respective tax bases of assets and liabilities and the expected benefits of net operating loss and credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period enacted. A valuation allowance is provided when it is more likely than not that a portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which related temporary differences become deductible.
The benefit of tax positions taken or expected to be taken in our income tax returns is recognized in the financial statements if such positions are more likely than not of being sustained upon examination by taxing authorities. Differences between tax positions taken or expected to be taken in a tax return and the benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits.” A liability is recognized (or amount of net operating loss carryover or amount of tax refundable is reduced) for an unrecognized tax benefit because it represents a potential future obligation to the taxing authority for a tax position that was not recognized. Interest costs and related penalties related to unrecognized tax benefits are required to be calculated, if applicable and are recognized as general and administrative expenses.
Tax Receivable Agreement Obligation
In connection with the Transactions, concurrently with the Closing, we have entered into Tax Receivable Agreements (“TRA”) with owners of MarketWise, LLC prior to the Transactions (the “TRA Parties”). The TRAs generally provide for the payment by us to the TRA Parties of 85% of the cash tax benefits, if any, that we are deemed to realize as a result of tax basis adjustments as a result of sales and exchanges of units of MarketWise, LLC in connection with, or following the Transactions, and certain distributions with respect to units. These tax basis adjustments generated over time may increase (for tax purposes) the depreciation and amortization deductions available to us and, therefore, may reduce the amount of U.S. federal, state and local tax that we would otherwise be required to pay in the future, although the IRS may challenge all or part of the validity of that tax basis, and a court could sustain such challenge. The tax basis adjustments upon sales or exchanges of units for shares of Class A Common Stock and certain distributions with respect to Class A LLC Units may also decrease gains (or increase losses) on future dispositions of certain assets to the extent tax basis is allocated to those assets. Actual tax benefits realized by us may differ from tax benefits calculated under the Tax Receivable Agreements as a result of the use of certain assumptions in the TRAs, including the use of an assumed weighted average state and local income tax rate to calculate tax benefits. The payments that we may make under the TRAs are expected to be substantial.
We account for the effects of these increases in tax basis and associated payments under the TRAs if and when exchanges occur as follows:
a.recognizes a contingent liability for the TRA obligation when it is deemed probable and estimable, with a corresponding adjustment to additional paid-in-capital, based on the estimate of the aggregate amount that MarketWise, Inc. will pay;
b.records an increase in deferred tax assets for the estimated income tax effects of the increases in tax basis based on enacted federal and state tax rates at the date of the exchange;
c.to the extent we estimate that we will not realize the full benefit represented by the deferred tax asset, based on an analysis that will consider, among other things, our expectation of future earnings, we reduce the deferred tax asset with a valuation allowance; and,
d.The effects of changes in any of the estimates and subsequent changes in the enacted tax rates after the initial recognition will be included in our net income.
As of December 31, 2021, there has been no exchange of MarketWise, LLC units and therefore no TRA liability has been recognized.
Earnout Shares
Pursuant to the Transaction Agreement, at the closing of the Transactions, we placed 3,051,000 shares of MarketWise, Inc. Class A Common Stock into escrow to be released to the Sponsor if certain conditions are met. In addition, certain management members of the Company have been allocated 2,000,000 shares of Class A Common Stock in aggregate, with shares to be placed in escrow, and released at any time during a four-year period following closing of the Transaction, if certain conditions are met. The sponsor and management earnout shares will be released as follows:
1) 50% when the volume weighted average price (the “VWAP) of Class A Common Stock is greater than or equal to $12.00 for a period of at least 20 trading days within a consecutive 30-trading-day period, or based on the per share equity value in a transaction in which our shareholders sell their shares; and
2) 50% when the volume weighted average price (the “VWAP) of Class A Common Stock is greater than or equal to $14.00 for a period of at least 20 trading days within a consecutive 30-trading-day period, or based on the per share equity value in a transaction in which our shareholders sell their shares.
The sponsor and management earnout shares are classified as equity transactions at initial issuance and at settlement when the release conditions are met. Until the shares are issued and released, the earnout shares are not included in shares outstanding. The earnout shares are not considered stock-based compensation. As of the date of the Transactions, the sponsor and management earnout shares had a fair value of $26.0 million for 5,051,000 shares of Class A Common Stock.
Noncontrolling Interest
Noncontrolling interest represents the Company’s noncontrolling interest in consolidated subsidiaries which are not attributable, directly or indirectly, to the controlling Class A Common Stock ownership of the Company.
The Transactions occurred on July 21, 2021. As a result, net income (loss) for the year ended December 31, 2021 was attributed to the pre-Transaction period from January 1, 2021 through July 21, 2021 and to the post-Transaction period from July 22, 2021 through December 31, 2021. During the pre-Transaction period, net income (loss) was attributable to consolidated MarketWise, LLC and its respective noncontrolling interests. During the post-Transaction period, net income was attributable to consolidated MarketWise, Inc. and its respective noncontrolling interests. Immediately following the Transactions, MarketWise, Inc.’s controlling interest in MarketWise, LLC was 7.9% and its noncontrolling interest was 92.1%. For the post-Transaction period, net income attributable to controlling interests included a $15.7 million gain on warrant liabilities and a $2.4 million tax provision, both of which are 100% attributable to the controlling interest.
MarketWise, Inc’s controlling and noncontrolling interest in MarketWise, LLC may change in the future if MarketWise Members, who have the right to have their MarketWise Units redeemed or exchanged into shares of Class A common stock, exercise such rights.
Earnings Per Share
Basic net income per share is based on the weighted average number of shares of Class A Common Stock issued and outstanding after the closing of the Transactions. Diluted net income per share is based on the weighted average number of shares of Class A Common Stock issued and outstanding and the effect of all dilutive common stock equivalents and potentially dilutive share based compensation awards outstanding during the period after the closing of the Transactions. Class B Common Stock is not a participating security, therefore it is not included in the earnings per share calculation.
Adjustments Related to Prior Period Financial Statements
During the year ended December 31, 2021, the Company determined that there were immaterial misstatements of revenue and general and administrative expenses in our previously issued annual financial statements. The Company corrected these misstatements by recognizing out-of-period adjustments during the year ended December 31, 2021, which increased our revenue by $5.7 million and decreased our general and administrative expenses by $2.8 million for the period. For the year ended December 31, 2021, the out-of-period adjustments were a cumulative $8.5 million decrease in net loss. Management determined that the correction of these misstatements were not material to our previously issued financial statements on both a quantitative and qualitative basis nor our 2021 financial statements on both a quantitative and qualitative basis.
Recently Issued and Adopted Accounting Pronouncements
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments in this Update simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The Company has adopted this standard during 2021 and it did not have a material impact on our consolidated financial statements.